UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08201

ALLIANCEBERNSTEIN GREATER CHINA ‘97 FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2011

Date of reporting period: October 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Greater China ‘97 Fund

Portfolio of Investments

October 31, 2011 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS – 97.5%
Financials – 33.4%
Commercial Banks – 17.1%
BOC Hong Kong Holdings Ltd.	168,500	$398,127
China Construction Bank Corp.—Class H	1,627,600	1,195,855
Chinatrust Financial Holding Co., Ltd.	1,582,220	1,036,982
Hang Seng Bank Ltd.	30,700	395,859
HSBC Holdings PLC	48,800	426,590
Industrial & Commercial Bank of China—Class H	3,755,020	2,340,125
Standard Chartered PLC	39,881	946,215

		6,739,753

Diversified Financial Services – 3.2%
Fubon Financial Holding Co., Ltd.	405,279	475,164
Hong Kong Exchanges and Clearing Ltd.	45,200	764,511

		1,239,675

Insurance – 6.1%
AIA Group Ltd.	519,400	1,588,190
Cathay Financial Holding Co., Ltd.	254,063	302,981
Ping An Insurance Group Co.—Class H	68,000	503,885

		2,395,056

Real Estate Management & Development – 7.0%
Cheung Kong Holdings Ltd.	71,000	877,412
China Overseas Land & Investment Ltd.	136,000	252,340
Longfor Properties Co., Ltd.	71,500	91,279
Sun Hung Kai Properties Ltd.	79,000	1,084,723
Wharf Holdings Ltd.	86,000	457,455

		2,763,209

		13,137,693

Information Technology – 20.8%
Communications Equipment – 4.2%
HTC Corp.	46,400	1,042,773
Wistron NeWeb Corp.	192,645	454,716
ZTE Corp.—Class H	57,000	161,800

		1,659,289

Electronic Equipment, Instruments & Components – 3.1%
Chroma ATE, Inc.	233,074	465,032
Unimicron Technology Corp.	588,000	763,484

		1,228,516

Internet Software & Services – 3.9%
Baidu, Inc./China (Sponsored ADR)(a)	3,200	448,576
Tencent Holdings Ltd.	46,600	1,072,448

		1,521,024

Semiconductors & Semiconductor Equipment – 9.2%
Kinsus Interconnect Technology Corp.	63,000	217,589
MediaTek, Inc.	89,000	933,990
Taiwan Semiconductor Manufacturing Co., Ltd.	1,015,714	2,475,170

		3,626,749

Company	Shares	U.S. $ Value
Software – 0.4%
Kingdee International Software Group Co., Ltd.	350,000	$140,452

		8,176,030

Consumer Discretionary – 11.4%
Hotels, Restaurants & Leisure – 3.2%
Ajisen China Holdings Ltd.	175,000	248,410
Ctrip.com International Ltd. (ADR)(a)	12,130	422,852
Sands China Ltd.(a)	193,600	581,804

		1,253,066

Media – 2.5%
Focus Media Holding Ltd. (ADR)(a)	36,200	983,916

Multiline Retail – 0.4%
Springland International Holdings Ltd.	252,000	170,728

Specialty Retail – 5.3%
Belle International Holdings Ltd.	327,000	636,337
L’Occitane International SA	249,500	548,829
Zhongsheng Group Holdings Ltd.	516,000	912,314

		2,097,480

		4,505,190

Energy – 7.7%
Oil, Gas & Consumable Fuels – 7.7%
China Shenhua Energy Co., Ltd.—Class H	59,500	272,200
CNOOC Ltd.	853,000	1,612,477
PetroChina Co., Ltd.—Class H	336,000	436,193
Yanzhou Coal Mining Co., Ltd.—Class H	282,000	698,033

		3,018,903

Materials – 7.6%
Chemicals – 1.2%
Formosa Plastics Corp.	165,000	485,280

Construction Materials – 2.7%
BBMG Corp.	689,000	601,667
China Resources Cement Holdings Ltd.	572,000	451,726

		1,053,393

Metals & Mining – 3.7%
China Metal Recycling Holdings Ltd.	214,800	235,952
China Steel Corp.	436,800	434,576
Jiangxi Copper Co., Ltd.—Class H	81,000	194,979
Mongolian Mining Corp.(a)	664,500	592,070

		1,457,577

		2,996,250

Industrials – 7.6%
Airlines – 1.9%
Air China Ltd.	432,000	335,135
Eva Airways Corp.	590,700	427,314

		762,449

Construction & Engineering – 0.4%
China Communications Construction Co., Ltd.	179,000	135,012

Company	Shares	U.S. $ Value
Industrial Conglomerates – 0.9%
Hutchison Whampoa Ltd.	39,000	$356,465

Machinery – 2.6%
Hiwin Technologies Corp.	58,000	524,336
Zoomlion Heavy Industry Science and Technology Co., Ltd.	350,600	507,242

		1,031,578

Marine – 1.8%
China Shipping Development Co., Ltd.—Class H	426,000	300,098
SITC International Holdings Co., Ltd.	1,509,000	387,866

		687,964

		2,973,468

Consumer Staples – 4.0%
Food & Staples Retailing – 0.3%
President Chain Store Corp.	19,000	105,654

Food Products – 3.7%
Besunyen Holdings Co.	457,000	100,742
China Mengniu Dairy Co., Ltd.	225,000	714,094
China Yurun Food Group Ltd.	378,000	650,397

		1,465,233

		1,570,887

Telecommunication Services – 3.8%
Diversified Telecommunication Services – 3.8%
China Unicom Hong Kong Ltd.	750,000	1,507,962

Health Care – 1.2%
Pharmaceuticals – 1.2%
China Shineway Pharmaceutical Group Ltd.	174,000	242,887
Sihuan Pharmaceutical Holdings Group Ltd.	543,000	228,206

		471,093

Total Common Stocks (cost $35,198,034)		38,357,476

SHORT-TERM INVESTMENTS – 1.7%
Investment Companies – 1.7%
AllianceBernstein Fixed-Income Shares, Inc.—Government STIF Portfolio, 0.09%(b) (cost $660,665)	660,665	660,665

Total Investments – 99.2%
(cost $35,858,699)(c)		39,018,141
Other assets less liabilities – 0.8%(c)		306,496

Net Assets – 100.0%		$39,324,637

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

(c)	As of October 31, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $7,097,919 and gross unrealized depreciation of investments was $(3,938,477), resulting in net unrealized appreciation of $3,159,442.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

AllianceBernstein Greater China ’97 Fund

October 31, 2011 (unaudited)

COUNTRY BREAKDOWN *

48.0%	China
26.0%	Taiwan
17.8%	Hong Kong
3.6%	United Kingdom
1.5%	Mongolia
1.4%	Luxembourg
1.7%	Short-Term

100.0%	Total Investments

*	All data are as of October 31, 2011. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time

AllianceBernstein Greater China ‘97

October 31, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2011:

Investments in Securities	Level 1		Level 2		Level 3		Total
Common Stocks:
Financials	$	- 0 -	$13,137,693			$-0 -	$13,137,693
Information Technology		448,576	7,727,454			- 0 -	8,176,030
Consumer Discretionary		1,406,768	3,098,422			- 0 -	4,505,190
Energy		- 0 -	3,018,903			- 0 -	3,018,903
Materials		- 0 -	2,996,250			- 0 -	2,996,250
Industrials		- 0 -	2,973,468			- 0 -	2,973,468
Consumer Staples		- 0 -	1,570,887			- 0 -	1,570,887
Telecommunication Services		- 0 -	1,507,962			- 0 -	1,507,962
Health Care		- 0 -	471,093			- 0 -	471,093
Short-Term Investments		660,665	0			- 0 -	660,665

Total Investments in Securities		2,516,009	36,502,132	†		- 0 -	39,018,141
Other Financial Instruments*:		- 0 -	0			- 0 -	0

Total		$2,516,009	$36,502,132		$	- 0 -	$39,018,141

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

†	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred between the close of the foreign markets and the time at which the Fund values its securities which may materially affect the value of securities trading in such markets. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Greater China ‘97 Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	December 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	December 22, 2011

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	December 22, 2011